Stock Option Plans (Assumptions Used To Compute The Fair Value Of Stock Options) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Expected term in years	10 years	0 years
Volatility	128.80%	0.00%
Risk-free interest rate	2.81%	0.00%
Value of options granted:
Number of options granted	45,000	0
Weighted average fair value/share	$ 2.00
Fair value of options granted	$ 81,884